Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 413,610	$ 386,316	$ 141,928
Accounts receivables	23,074	$ 39,500	11,201
Note receivable	130,000
Prepaid expense	8,628	$ 12,938	130,797
TOTAL CURRENT ASSETS	575,312	438,754	283,926
Property and equipment - net	85,185	73,023	14,162
OTHER ASSETS
Investment in Flowhub	175,000	175,000	0
Deposits and other assets	33,502	33,502	68,441
Total Other Assets	208,502	208,502	68,441
TOTAL ASSETS	868,999	720,279	366,529
CURRENT LIABILITIES
Accounts Payable	96,295	109,997	25,842
Accrued expenses	74,937	$ 84,355	25,695
Convertible note payable, net of $1,430,119 and $0 discount, respectively	119,548
Derivative Liabilities	732,260	$ 0	1,099,707
Total current liabilities	1,023,040	194,352	1,151,244
LONG-TERM LIABILITY
Convertible debentures, net of $0 and $0 discount, respectively	209,100	209,100	162,084
Total Liabilities	1,232,140	403,452	1,313,328
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $0.001par value, 200,000,000 shares authorized; 47,806,744 and 46,939,966 shares issued and outstanding	47,807	46,940	38,909
Common stock to be issued, 143,477 and 624,000 shares, respectively	143	624	1,048
Additional paid in capital	14,057,653	12,101,784	2,372,867
Accumulated deficit	(14,468,744)	(11,832,521)	(3,359,623)
Total stockholders' (deficit) equity	(363,141)	316,767	(946,799)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 868,999	$ 720,279	$ 366,529